Net income per ordinary share - Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	77,373,534	82,831,300	79,057,239	82,716,842
Effect of dilutive share options and other awards outstanding under share based compensation programs (in shares)	708,925	614,527	460,847	588,599
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	78,082,459	83,445,827	79,518,086	83,305,441